Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, Net [Line Items]
Depreciation expenses	$ 10,121	$ 11,121	$ 14,852
Restructuring [Member]
Property, Plant and Equipment, Net [Line Items]
Depreciation expenses			$ 2,395